Commitments and Contingencies (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Abbott Biotherapeutics Corp [Member] | Phase I Clinical Trial of a licensed product [Member]
Summary of milestone payment
Milestones payments	$ 750,000	$ 750,000
Abbott Biotherapeutics Corp [Member] | Phase II Clinical Trial of a licensed product [Member]
Summary of milestone payment
Milestones payments	750,000	750,000
Abbott Biotherapeutics Corp [Member] | Phase III Clinical Trial of a licensed product [Member]
Summary of milestone payment
Milestones payments	1,500,000	1,500,000
Abbott Biotherapeutics Corp [Member] | Biological License Application filing with U.S. FDA [Member]
Summary of milestone payment
Milestones payments	1,750,000	1,750,000
Abbott Biotherapeutics Corp [Member] | First Commercial Sale [Member]
Summary of milestone payment
Milestones payments	1,500,000	1,500,000
Abbott Biotherapeutics Corp [Member] | After First Net Sales [Member]
Summary of milestone payment
Milestones payments	1,500,000	1,500,000
Memorial Sloan Kettering Cancer Center [Member] | New Drug Application [Member]
Summary of milestone payment
Milestones payments	750,000	750,000
Memorial Sloan Kettering Cancer Center [Member] | Receipt of Regulatory Approval From U.S. FDA [Member]
Summary of milestone payment
Milestones payments	$ 1,750,000	$ 1,750,000